Other revenues (Details) - USD ($) $ in Millions		6 Months Ended			12 Months Ended
		Dec. 31, 2018		Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Related party revenues		$ 46
Amortization of unfavorable contracts		0
Early termination fees		0
Revenues		541
External management fees with third parties
Variable Interest Entity [Line Items]
Revenues		0
Other revenues
Variable Interest Entity [Line Items]
Revenues		$ 46	[1]	$ 72	$ 162	$ 253
West Hercules
Variable Interest Entity [Line Items]
Contract termination fee						66
Deferred gain on contract termination					8	58
Predecessor
Variable Interest Entity [Line Items]
Related party revenues				43	110	100
Amortization of unfavorable contracts				21	43	65
Early termination fees				8	8	69
Revenues				712	2,088	3,169
Predecessor | External management fees with third parties
Variable Interest Entity [Line Items]
Revenues				0	1	19
Predecessor | Other revenues
Variable Interest Entity [Line Items]
Revenues	[1]			$ 72	$ 162	$ 253

[1]	Includes transactions with related parties. Refer to Note 30 "Related party transactions".